Significant Accounting Judgments, Estimates and Assumptions (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Significant Accounting Judgments, Estimates and Assumptions
Net loss for the period	€ (110,477)	€ (43,457)	€ (188,427)	€ (63,479)
Weighted average IBR			4.05%	4.12%	4.51%